02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Total Market Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Total Market Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 - Spartan® Total Market Index Fund		Spartan Total Market Index Fund-Institutional Class	Spartan Total Market Index Fund-Institutional Premium Class
Management fee	[1]	0.015%	0.015%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.02%	none
Total annual operating expenses		0.035%	0.015%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® Total Market Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 - Spartan® Total Market Index Fund - USD ($)	Spartan Total Market Index Fund-Institutional Class	Spartan Total Market Index Fund-Institutional Premium Class
1 year	$ 4	$ 2
3 years	11	5
5 years	20	8
10 years	$ 45	$ 19

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Spartan® Total Market Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 - Spartan® Total Market Index Fund	Past 1 year	Since Inception [1]	Inception Date
Spartan Total Market Index Fund-Institutional Class			Sep. 08, 2011
Spartan Total Market Index Fund-Institutional Class | Return Before Taxes	0.47%	15.55%
Spartan Total Market Index Fund-Institutional Class | After Taxes on Distributions	(0.14%)	15.04%	Sep. 08, 2011
Spartan Total Market Index Fund-Institutional Class | After Taxes on Distributions and Sales	0.72%	12.44%	Sep. 08, 2011
Spartan Total Market Index Fund-Institutional Premium Class			Sep. 08, 2011
Spartan Total Market Index Fund-Institutional Premium Class | Return Before Taxes	0.47%	15.56%
Dow Jones U.S. Total Stock Market Index℠(reflects no deduction for fees, expenses, or taxes)	0.44%	15.56%
[1]	From September 8, 2011